Debt - Presentation - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 03, 2016
Debt Instrument [Line Items]
Failure to meet covenant			The Company's cash balance will not be sufficient to satisfy the Company's operations for the next 12 months from June 30, 2016 or maintain its liquidity covenant, which raises substantial doubt about the Company's ability to continue as a going concern.
Senior secured debt, net	$ 50,719,000		$ 50,719,000		$ 63,093,000	$ 47,704,000
Other note payable, net	5,103,000		5,103,000		6,014,000	5,141,000
Non-cash interest expense			4,617,000	$ 6,607,000	11,647,000	2,491,000
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Other note payable, net	5,000,000		$ 5,000,000		4,210,000	4,095,000
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Minimum revenue covenant					$ 50,000,000	$ 25,000,000
Failure to meet covenant			In 2015, the Company did not meet the minimum revenue covenant of $50 million contained in the Senior Secured Debt Agreement. Also, the Company did not meet the capital financing targets and was not able to maintain adequate operating cash and working capital all of which triggered the occurrence of a Material Adverse Change as stipulated within the Senior Secured Debt Agreement.		The Senior Secured Debt contains a minimum revenue covenant for 2014 of $25 million and 2015 of $50 million which the Company did not meet. The Company also did not to meet the capital financing targets and was not able to maintain adequate operating cash and working capital all of which triggered the occurrence of a Material Adverse Change as stipulated within the Senior Secured Debt Agreement.
Debt maturity date			May 03, 2016		Apr. 30, 2016
Non-cash interest expense	$ 2,300,000	$ 3,500,000	$ 9,000,000	$ 8,700,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member]
Debt Instrument [Line Items]
Senior secured debt, net							$ 50,000,000
Other note payable, net							$ 5,000,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt maturity date			Mar. 31, 2021
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt maturity date			Sep. 08, 2021